BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Additional Information (Details)							1 Months Ended	6 Months Ended		12 Months Ended
	May 01, 2024	Mar. 29, 2024	Dec. 10, 2021 shares	Nov. 10, 2021 shares	Jan. 13, 2021 CNY (¥) item shares	Aug. 21, 2018 CNY (¥) shares	Jan. 31, 2022 shares	Dec. 31, 2025 CNY (¥) item	Dec. 31, 2024 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jan. 13, 2021 USD ($) item $ / shares	Dec. 31, 2020
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Cost method investment ownership percentage						43.00%							43.00%
Shares						487,057
Reverse stock split	0.056							0.2
Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares						27,059
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Payments to acquire additional interest in subsidiaries | ¥						¥ 10,000,000
Number of gas stations extending business | item								200
Number of Company's subsidiaries who entered into the fourth supplemental agreement to the investment agreement | item					2							2
Equity method investment additional information						As consideration for increasing its affiliates’ interest in FGS from 8% to 43%, the Company will (1) pay a total of RMB10 million in cash to FGS and (2) issue 487,057 (27,059 shares post 2024 Reverse Split) restricted Class A Ordinary Shares of the Company (the “Restricted Shares”) to the other shareholders of FGS within 30 days after FGS finalizes recording the Company’s corresponding interest at the local governmental agency.
Stock price | $ / shares												$ 1.61
Fair market value of waived performance goals					¥ 1,689,807							$ 231,503
Remeasurement gain of previously held equity interests in connection with step acquisition										¥ 979,254	$ 134,157
Business Combination Achieved In Stages Preacquisition Equity Interest In Acquiree Remeasurement Gain Statement Of Income Or Comprehensive Income Extensible Enumeration Not Disclosed Flag										true	true
Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Percentage of equity interest to be acquired in exchange for waiver of performance goals					8.00%							8.00%
Consideration in shares					487,057
Percentage of deemed consideration of equity					8.00%
Business Acquisition, Percentage of Voting Interests Acquired					8.00%							8.00%
Number of shares cancelled					162,352
Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares					27,059
Number of shares cancelled					9,020
Stock price | $ / shares												$ 28.98
Future Gas Station (Beijing) Technology, Ltd | Customer relationship
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Amortization expense | ¥								¥ 0	¥ 0
Impairment loss for intangible assets | ¥								¥ 0	¥ 0
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]								Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Future Gas Station (Beijing) Technology, Ltd | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership interest (as a percent)					51							51
Restricted shares
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Reverse stock split	0.056
Restricted shares issued for services (in shares)			250,000	500,000			250,000
Restricted shares | Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Restricted shares issued for services (in shares)			13,889	27,778			13,889
Restricted shares | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares					487,057
Restricted shares | Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Consideration in shares					27,059
Minimum | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership interest (as a percent)						8
Maximum | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Ownership interest (as a percent)						43
Class A ordinary shares
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Reverse stock split	0.056	0.056
Class A ordinary shares | Future Gas Station (Beijing) Technology, Ltd
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares						487,057
Class A ordinary shares | Future Gas Station (Beijing) Technology, Ltd | Post 2024 Reverse Stock Split
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Shares						27,059